Remuneration and other benefits paid to the Bank's directors and senior managers (Details) € in Thousands	6 Months Ended
	Jun. 30, 2021 EUR (€) numberOfEmployees employee	Jun. 30, 2020 EUR (€) employee numberOfEmployees
Remuneration of key personnel
Transactions with shares and/or other financial instruments	€ 0	€ 0
Number of persons | numberOfEmployees	190,490,000	195,161,000
Bank's Directors
Remuneration of key personnel
Fixed salary	€ 3,234	€ 2,859
Variable salary	0	0
Directors' fees	590	605
Annual emoluments	1,857	1,637
Other remuneration	1,236	1,416
Sub-total from executive functions	6,917	6,517
Total remuneration	6,917	6,517
Advances	0	0
Contributions to plan	912	1,010
Pension rights	68,317	79,015
Contribution to insurance policies	677	896
Guarantees provided for directors	0	0
Former directors of the bank
Remuneration of key personnel
Pension rights	50,107	56,778
Current senior managers
Remuneration of key personnel
Sub-total from executive functions	14,014	15,275
Contributions to plan	2,917	2,987
Pension rights	€ 57,372	€ 55,229
Number of persons | employee	16	17
Retired senior managers
Remuneration of key personnel
Pension rights	€ 132,597	€ 160,278
Remunerations received by members of senior management who ceased in their functions	2,690	2,822
Remunerations received as endowments and/or contributions to pension funds by members of the senior management who ceased in their functions	195	178
Loan commitments granted | Bank's Directors
Remuneration of key personnel
Total direct risk exposure	€ 73	€ 34